Post employment benefits (Tables)	12 Months Ended
Mar. 31, 2021
Post employment benefits
Schedule of income statement expense for defined benefit plans

	2021	2020	2019
	€m	€m	€m
Defined contribution plans	204	180	166
Defined benefit plans	31	46	57
Total amount charged to income statement (note 24)	235	226	223

Schedule of actuarial assumptions for defined benefit plans

	2021	2020	2019
	%	%	%
Weighted average actuarial assumptions used at 31 March[1]:
Rate of inflation[2]	2.9	2.2	2.9
Rate of increase in salaries	2.7	2.5	2.7
Discount rate	1.8	2.0	2.3

Notes:

1	Figures shown represent a weighted average assumption of the individual plans.
2	The rate of increase in pensions in payment and deferred revaluation are dependent on the rate of inflation.

Schedule of charges made to consolidated income statement and consolidated statement of comprehensive income on basis of actuarial assumptions

	2021	2020	2019
	€m	€m	€m
Current service cost	37	37	31
Past service costs[1,2]	2	—	16
Net interest (income)/charge	(8)	9	10
Total included within staff costs	31	46	57
Actuarial (losses)/gains recognised in the SOCI	(686)	640	(33)

Notes:

1Following a High Court judgement on 21 October 2018 which concluded that affected defined benefit plans should equalise pension benefits for men and women in relation to guaranteed minimum pension (‘GMP’) benefits the Group has recorded a pre-tax past service cost of €16 million (£14 million) in the year ended 31 March 2019.

2Following a further judgement on 20 November 2020 which concluded that effected defined benefit plans should also equalise transfer value payments for men and women in relation to guaranteed minimum pension (‘GMP’) benefits the Group has recorded a pre-tax past service cost of €2 million (£2 million) in the year ended 31 March 2021.

Schedule of fair value of assets and present value of liabilities under defined benefit plans

	Assets	Liabilities	Net deficit
	€m	€m	€m
1April 2019	6,974	(7,431)	(457)
Service cost	–	(37)	(37)
Interest income/(cost)	154	(163)	(9)
Return on plan assets excluding interest income	108	–	108
Actuarial gains arising from changes in demographic assumptions	–	252	252
Actuarial gains arising from changes in financial assumptions	–	383	383
Actuarial losses arising from experience adjustments	–	(103)	(103)
Employer cash contributions	42	–	42
Member cash contributions	10	(10)	–
Benefits paid	(237)	237	–
Exchange rate movements	(143)	156	13
Other movements	(2)	(38)	(40)
31 March 2020	6,906	(6,754)	152
Service cost	–	(39)	(39)
Interest income/(cost)	137	(129)	8
Return on plan assets excluding interest income	466	–	466
Actuarial losses arising from changes in financial assumptions	–	(1,118)	(1,118)
Actuarial losses arising from experience adjustments	–	(34)	(34)
Employer cash contributions	125	–	125
Member cash contributions	10	(10)	–
Benefits paid	(243)	243	–
Exchange rate movements	244	(249)	(5)
Other movements	(13)	5	(8)
31 March 2021	7,632	(8,085)	(453)

An analysis of the net (deficit)/surplus is provided below for the Group as a whole.

	2021	2020
	€m	€m
Analysis of net (deficit)/surplus:
Total fair value of plan assets	7,632	6,906
Present value of funded plan liabilities	(7,968)	(6,641)
Net (deficit)/surplus for funded plans	(336)	265
Present value of unfunded plan liabilities	(117)	(113)
Net (deficit)/surplus	(453)	152
Net (deficit)/surplus is analysed as:
Assets[1]	60	590
Liabilities	(513)	(438)

Note:

1

Pension assets are deemed to be recoverable and there are no adjustments in respect of minimum funding requirements as economic benefits are available to the Group either in the form of future refunds or, for plans still open to benefit accrual, in the form of possible reductions in future contributions.

An analysis of net surplus/(deficit) is provided below for the Vodafone UK plan, which is a funded plan. As part of the merger of the Vodafone UK plan and the Cable and Wireless Worldwide Retirement Plan (‘CWWRP’) plan on 6 June 2014 the assets and liabilities of the CWW Section are segregated from the Vodafone Section and hence are reported separately below.

	CWW Section		Vodafone Section
	2021	2020	2021	2020
	€m	€m	€m	€m
Analysis of net surplus/(deficit):

Total fair value of plan assets	2,912	2,842	3,298	2,873
Present value of plan liabilities	(2,852)	(2,393)	(3,457)	(2,731)
Net surplus/(deficit)	60	449	(159)	142
Net surplus/(deficit) are analysed as:
Assets	60	449	0	142
Liabilities	0	—	(159)	—

Schedule of fair value of pension assets

	2021	2020
	€m	€m
Cash and cash equivalents	247	96
Equity investments:
With quoted prices in an active market	1,376	1,018
Without quoted prices in an active market	294	197
Debt instruments:
With quoted prices in an active market	4,589	4,446
Without quoted prices in an active market	559	513
Property:
With quoted prices in an active market	26	18
Without quoted prices in an active market	494	391
Derivatives:[1]
Without quoted prices in an active market	(1,557)	(1,110)
Investment fund	604	533
Annuity policies
With quoted prices in an active market	4	3
Without quoted prices	996	801
Total	7,632	6,906

Note:

1Derivatives include collateral held in the form of cash. Assets are valued using ‘level 2’ inputs under IFRS 13 “Fair Value Measurement” principles and classified as unquoted accordingly.

Schedule of sensitivity analysis under defined benefit plans

	Rate of inflation		Rate of increase in salaries		Discount rate		Life expectancy
	Decrease by 0.5%	Increase by 0.5%	Decrease by 0.5%	Increase by 0.5%	Decrease by 0.5%	Increase by 0.5%	Decrease by 1 year	Increase by 1 year
	€m	€m	€m	€m	€m	€m	€m	€m
(Decrease)/increase in present value of defined benefit obligation[1]	(572)	641	(4)	4	854	(738)	(278)	275

Note:

1

The sensitivity analysis may not be representative of an actual change in the defined benefit obligation as it is unlikely that changes in assumptions would occur in isolation of one another. In presenting this sensitivity analysis, the change in the present value of the defined benefit obligation has been calculated on the same basis as prior years using the projected unit credit method at the end of the year, which is the same as that applied in calculating the defined benefit obligation liability recognised in the statement of financial position. The rate of inflation assumption sensitivity factors in the impact of changes to all assumptions relating to inflation including the rate of increase in salaries, pension increases and deferred revaluations.